Property, plant and equipment (Details Narrative)	Jun. 30, 2023
Machinery & Equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	2 years
Machinery & Equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Production Masks
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Production Tools
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Licenses
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Software
Property, Plant and Equipment [Line Items]
Estimated useful lives	1 year